Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

Note 20—Earnings per share

Basic earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted‑average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities comprise outstanding written call options and outstanding options and shares granted subject to certain conditions under the Company’s share‑based payment arrangements. In 2019, 2018 and 2017, outstanding securities representing a maximum of 81 million, 88 million and 31 million shares, respectively, were excluded from the calculation of diluted earnings per share as their inclusion would have been antidilutive.

Basic earnings per share:

($ in millions, except per share data in $)	2019	2018	2017

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,043	1,514	1,441
Income from discontinued operations, net of tax	396	659	772
Net income	1,439	2,173	2,213

Weighted-average number of shares outstanding (in millions)	2,133	2,132	2,138

Basic earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.49	0.71	0.67
Income from discontinued operations, net of tax	0.19	0.31	0.36
Net income	0.67	1.02	1.04
Diluted earnings per share:

($ in millions, except per share data in $)	2019	2018	2017

Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	1,043	1,514	1,441
Income from discontinued operations, net of tax	396	659	772
Net income	1,439	2,173	2,213

Weighted-average number of shares outstanding (in millions)	2,133	2,132	2,138
Effect of dilutive securities:
Call options and shares	2	7	10
Adjusted weighted-average number of shares outstanding (in millions)	2,135	2,139	2,148

Diluted earnings per share attributable to ABB shareholders:
Income from continuing operations, net of tax	0.49	0.71	0.67
Income from discontinued operations, net of tax	0.19	0.31	0.36
Net income	0.67	1.02	1.03